Condensed Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (220,609)	$ (157,784)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	4,028	3,138
Loss on asset disposal	201	320
Stock-based compensation	10,558	1,749
Accretion of debt discount	1,025	293
Loss on extinguishment of debt related to derecognition of unamortized debt discount	3,293
Inducement expense in connection with the reverse recapitalization	20,000
Revaluation of warrants	(17,269)	469
Foreign currency transaction (gain) loss	(134)	687
Revaluation of convertible debt	27,338	42,907
Changes in operating assets and liabilities:
Accounts receivable	(5,440)	8,417
Prepaid expenses and other current assets	(1,382)	(115)
Other assets	(1,524)	(2,850)
Accounts payable	3,249	(136)
Accrued expenses and other current liabilities	2,048	7,563
Net cash used in operating activities	(174,618)	(95,342)
Cash Flows from Investing Activities:
Purchases of property and equipment	(6,403)	(8,012)
Maturities of short-term investments		22,510
Net cash (used in) provided by investing activities	(6,403)	14,498
Cash Flows from Financing Activities:
Proceeds from convertible loan	75,200	43,451
Proceeds from issuance of redeemable convertible preferred stock	15,000
Proceeds from reverse recapitalization, backstop financing and PIPE financing	171,062
Proceeds from exercises of stock options	1,799	333
Repayment of Blue Torch and PPP loans	(48,000)
Payment Of Transaction Costs Related To The Transactions	(10,413)
Payment of deferred financing costs		(884)
Proceeds from issuance of Blue Torch loan and warrants		35,790
Proceeds from Issuance of Other Long-term Debt		10,000
Payment of TriplePoint loan		(10,263)
Net cash provided by financing activities	204,648	78,427
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	(27)	349
Net increase (decrease) in cash, cash equivalents and restricted cash	23,600	(2,068)
Cash, cash equivalents and restricted cash, beginning of year	63,946	66,014
Cash, cash equivalents and restricted cash, end of year	87,546	63,946
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	4,155	2,003
Cash paid during the year for income taxes	18	97
Supplemental disclosure of non-cash financing activity:
Conversion of redeemable preferred stock to common stock	368,692
Issuance of common stock related to convertible debt	152,113
Reclassification of redeemable convertible preferred stock warrant liability to equity	450
Deferred success fee		1,000
Property and equipment, net included in accounts payable	118
Non-cash interest	4,367	$ 565
Gain on extinguishment of convertible loan	36,782
Derivative warrant liabilities recognized upon closing of the transaction.	$ 23,491